Employee Stock Options - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 30, 2013	Sep. 30, 2014	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	578,750		115,750	110,750		578,750	110,750
Options, Granted	586,250		5,000
Weighted Average Exercise Price, Granted	$ 2.20		$ 2.00
Unrecognized compensation cost related to stock option	$ 154	$ 47,591	$ 19,818	$ 130,909		$ 154
Remaining vesting period of stock option	15 days	5 months 5 days	3 months 18 days	1 year 2 months 12 days
Aggregate intrinsic value of outstanding and vested stock options	148,560		0			148,560
Exercise price	$ 0
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	578,750		115,750	110,750		578,750
Stock options, vesting period	4 years		4 years	4 years
Stock options, maturity period	10 years		10 years	10 years
Options, Granted					5,000
Weighted Average Exercise Price, Granted					$ 2.00
Number of stock based compensation plans	2
Number of stock options, outstanding						103,250
Exercise price						$ 3.50
Incremental fair value						$ 223,031